Common Stock And Share-Based Compensation (Long-Term Incentive Plan) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued for LTIP, maximum	12,000,000
Shares available for LTIP award	3,310,474
Total Compensation Expense (pre-tax)	$ 64	$ 57	$ 26
Total Compensation Expense (after-tax)	38	34	16
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	36	31	23
Performance Shares, Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	28	26	16
Performance Shares, Liability Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	$ 0	$ 0	$ (13)